EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) - USD ($)			6 Months Ended
	Sep. 29, 2023	Aug. 26, 2023	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Description of nature of non-adjusting event after reporting period			(i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ordinary share at an exercise price of $0.001 per share, is immediately exercisable, and will expire when exercised in full.
Warrants to purchase ordinary shares		157,895
Exercise per price		$ 2.375
Net proceeds to offerings	$ 5,300,000
Total cash fee equal percentage		6.00%
Gross proceeds received in Offerings		$ 360,000
Offerings management fee equal percentage		1.00%
Gross proceeds raised in offerings		$ 60,000.00
Non-accountable expenses		75,000
Clearing fees		$ 15,950
Percentage of ordinary shares and pre-funded warrants sold		5.00%
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 1.90
Immediately exercisable and expire	18 months
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Private Warrant Shares [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	9,473,685